Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policy Tables [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

(In millions)

Balance at December 31, 2008	$44.1
Provision charged to income	38.9
Usage	(40.6)
Adjustments to previously provided warranties, net	1.9
Other, net	0.9

Balance at December 31, 2009	45.2
Provision charged to income	40.8
Usage	(42.7)
Adjustments to previously provided warranties, net	(1.5)
Other, net	(0.1)

Balance at December 31, 2010	$41.7

Schedule of Inventory Current [Table Text Block]	The components of inventories are as follows:
	December 31,
(In millions)	2010	2009

Raw Materials	$281.6	$261.0
Work in Process	108.4	115.3
Finished Goods	782.9	753.1

	$1,172.9	$1,129.4

Property, Plant and Equipment [Text Block]

Property, plant and equipment consists of the following:

	December 31,
(In millions)	2010	2009

Land	$142.9	$145.1
Buildings and Improvements	667.4	646.8
Machinery, Equipment and Leasehold Improvements	1,388.9	1,210.7

	2,199.2	2,002.6
Less: Accumulated Depreciation and Amortization	839.0	716.7

	$1,360.2	$1,285.9

Schedule of Finite-Lived Intangible Assets by Major Class [Text Block]

Acquisition-related intangible assets are as follows:

		Accumulated
(In millions)	Gross	Amortization	Net

Continuing Operations:
2010
Definite Lives:
Customer relationships	$5,215.8	$(1,741.3)	$3,474.5
Product technology	1,266.7	(546.1)	720.6
Tradenames	605.3	(221.6)	383.7
Patents	19.7	(17.9)	1.8
Other	14.0	(12.2)	1.8

	7,121.5	(2,539.1)	4,582.4
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9
In-process research and development	4.4	—	4.4

	$8,452.8	$(2,539.1)	$5,913.7
2009
Definite Lives:
Customer relationships	$5,046.9	$(1,362.4)	$3,684.5
Product technology	1,161.4	(433.9)	727.5
Tradenames	644.6	(196.1)	448.5
Patents	20.3	(17.7)	2.6
Other	13.3	(10.9)	2.4

	6,886.5	(2,021.0)	4,865.5
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9

	$8,213.4	$(2,021.0)	$6,192.4

Discontinued Operations:
2010
Definite Lives:
Customer relationships	$70.7	$(25.4)	$45.3
Product technology	55.9	(24.1)	31.8
Tradenames	70.9	(20.6)	50.3

	$197.5	$(70.1)	$127.4
2009
Definite Lives:
Customer relationships	$70.9	$(19.2)	$51.7
Product technology	55.8	(18.3)	37.5
Tradenames	71.0	(15.6)	55.4

	$197.7	$(53.1)	$144.6

Schedule of Indefinite-lived Intangible Assets by Major Class [Text Block]

Acquisition-related intangible assets are as follows:

		Accumulated
(In millions)	Gross	Amortization	Net

Continuing Operations:
2010
Definite Lives:
Customer relationships	$5,215.8	$(1,741.3)	$3,474.5
Product technology	1,266.7	(546.1)	720.6
Tradenames	605.3	(221.6)	383.7
Patents	19.7	(17.9)	1.8
Other	14.0	(12.2)	1.8

	7,121.5	(2,539.1)	4,582.4
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9
In-process research and development	4.4	—	4.4

	$8,452.8	$(2,539.1)	$5,913.7
2009
Definite Lives:
Customer relationships	$5,046.9	$(1,362.4)	$3,684.5
Product technology	1,161.4	(433.9)	727.5
Tradenames	644.6	(196.1)	448.5
Patents	20.3	(17.7)	2.6
Other	13.3	(10.9)	2.4

	6,886.5	(2,021.0)	4,865.5
Indefinite Lives:
Tradenames	1,326.9	—	1,326.9

	$8,213.4	$(2,021.0)	$6,192.4

Discontinued Operations:
2010
Definite Lives:
Customer relationships	$70.7	$(25.4)	$45.3
Product technology	55.9	(24.1)	31.8
Tradenames	70.9	(20.6)	50.3

	$197.5	$(70.1)	$127.4
2009
Definite Lives:
Customer relationships	$70.9	$(19.2)	$51.7
Product technology	55.8	(18.3)	37.5
Tradenames	71.0	(15.6)	55.4

	$197.7	$(53.1)	$144.6

Schedule Of Expected Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

Continuing Operations
2011	$533.3
2012	523.9
2013	516.8
2014	485.0
2015	468.7
2016 and thereafter	2,054.7

$4,582.4

Discontinued Operations
2011	$16.6
2012	16.5
2013	16.6
2014	16.0
2015	15.9
2016 and thereafter	45.8

$127.4

Schedule of Goodwill [Text Block]

The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Balance at December 31, 2008	$2,981.2	$5,420.8	$8,402.0
Acquisitions	202.7	67.0	269.7
Finalization of purchase price allocations for 2008 acquisitions	(0.6)	3.4	2.8
Tax benefit from Fisher equity awards	(0.7)	(1.6)	(2.3)
Currency translation	19.4	20.8	40.2
Other	(7.4)	2.0	(5.4)

Balance at December 31, 2009	3,194.6	5,512.4	8,707.0
Acquisitions	308.8	5.0	313.8
Tax benefit from Fisher equity awards	(7.2)	(14.7)	(21.9)
Currency translation	(11.9)	7.4	(4.5)
Other	(7.4)	8.7	1.3

Balance at December 31, 2010	$3,476.9	$5,518.8	$8,995.7